RESTRUCTURING	12 Months Ended
Sep. 30, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING
4. RESTRUCTURING
Restructuring costs consist of employee severance obligations and other related costs and are recorded on the consolidated statements of operations and comprehensive income. Restructuring costs in the twelve months ended September 30, 2024 related to expenses incurred to relocate employees and a restructuring that occurred in the third quarter of fiscal 2024. Restructuring costs in the twelve months ended September 30, 2023 related to a restructuring plan that was initially implemented in June and November 2022. The following table summarizes changes in the restructuring accrual during the twelve months ended September 30, 2024 and 2023 (amounts in thousands):

Balance at September 30, 2022	$901
Additional costs incurred	2,109
Payments	(3,070)
Foreign currency effect on the restructuring accrual	60
Balance at September 30, 2023	—
Costs incurred	1,762
Payments	(1,762)
Balance at September 30, 2024	$—